UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Management, LLC

Address:  152 West 57th Street

          New York, New York  10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333

Signature, Place and Date of Signing:

/s/ Alan Rivera              New York, New York              February 8, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       4

Form 13F Information Table Value Total: $315,972
                                         (thousands)

Confidential Information has been omitted from this public Form 13F report and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
                              TITLE
                               OF                                  SHRS OR    SH / PUT    INVSMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                CLASS      CUSIP          VALUE      PRN AMT   PRN / CALL   DSCRTN   MNGRS   SOLE        SHARED   NONE
Benchmark Electronics Inc.   COMMON    08160H10    $ 91,050,410   2,670,100   SH          SOLE     NONE    2,670,100
Brink's Co.                  COMMON    109696104   $121,824,352   3,082,600   SH          SOLE     NONE    3,082,600
Checkpoint Systems Inc.      COMMON    162825103   $ 37,997,055   2,105,100   SH          SOLE     NONE    2,105,100
NDCHealth Corp.              COMMON    639480102   $ 65,100,321   3,501,900   SH          SOLE     NONE    3,501,900

04129.0003 #546228